Business Segments	12 Months Ended
Dec. 31, 2010
Business Segments [Abstract]
Business Segments
NOTE 17 — Business Segments
We have two reportable segments: conventional real estate operations and affordable real estate operations. Our conventional real estate operations consist of market-rate apartments with rents paid by the resident and included 219 properties with 68,972 units as of December 31, 2010. Our affordable real estate operations consisted of 228 properties with 26,540 units as of December 31, 2010, with rents that are generally paid, in whole or part, by a government agency. As discussed in Note 13, the results of properties sold or classified as held for sale through September 30, 2011 are included in discontinued operations in our consolidated statements of operations and are therefore not reflected in the segment results discussed below.
Our chief operating decision maker uses various generally accepted industry financial measures to assess the performance and financial condition of the business, including: Net Asset Value, which is the estimated fair value of our assets, net of liabilities and preferred equity; Pro forma Funds From Operations, which is Funds From Operations excluding operating real estate impairment losses and preferred equity redemption related amounts; Adjusted Funds From Operations, which is Pro forma Funds From Operations less spending for Capital Replacements; property net operating income, which is rental and other property revenues less direct property operating expenses, including real estate taxes; proportionate property net operating income, which reflects our share of property net operating income of our consolidated and unconsolidated properties; same store property operating results; Free Cash Flow, which is net operating income less spending for Capital Replacements; Free Cash Flow internal rate of return; financial coverage ratios; and leverage as shown on our balance sheet. Our chief operating decision maker emphasizes proportionate property net operating income as a key measurement of segment profit or loss.
During the three months ended December 31, 2010, we revised certain of the reports our chief operating decision maker uses to assess the performance of our business to include additional information about proportionate operating results of our segments. Based on the change in our measure of segment performance, we have recast the presentation of our segment results for the years ended December 31, 2009 and 2008, to be consistent with the current presentation.
The following tables present the revenues, expenses, net operating income (loss) and income (loss) from continuing operations of our conventional and affordable real estate operations segments on a proportionate basis for the years ended December 31, 2010, 2009 and 2008 (in thousands):

				Corporate and
	Conventional	Affordable	Proportionate	Amounts Not
	Real Estate	Real Estate	Adjustments	Allocated to
	Operations	Operations	(1)	Segments	Consolidated
Year Ended December 31, 2010:
Rental and other property revenues (2)	$792,525	$125,974	$135,702	$2,852	$1,057,053
Asset management and tax credit revenues	—	—	—	35,553	35,553

Total revenues	792,525	125,974	135,702	38,405	1,092,606

Property operating expenses (2)	306,175	56,207	61,864	56,481	480,727
Asset management and tax credit expenses	—	—	—	14,487	14,487
Depreciation and amortization (2)	—	—	—	408,240	408,240
Provision for operating real estate impairment losses (2)	—	—	—	65	65
General and administrative expenses	—	—	—	53,365	53,365
Other expenses, net	—	—	—	10,260	10,260

Total operating expenses	306,175	56,207	61,864	542,898	967,144

Net operating income (loss)	486,350	69,767	73,838	(504,493)	125,462
Other items included in continuing operations	—	—	—	(287,187)	(287,187)

Income (loss) from continuing operations	$486,350	$69,767	$73,838	$(791,680)	$(161,725)

				Corporate and
	Conventional	Affordable	Proportionate	Amounts Not
	Real Estate	Real Estate	Adjustments	Allocated to
	Operations	Operations	(1)	Segments	Consolidated
Year Ended December 31, 2009:
Rental and other property revenues (2)	$786,618	$122,357	$118,350	$5,053	$1,032,378
Asset management and tax credit revenues	—	—	—	49,853	49,853

Total revenues	786,618	122,357	118,350	54,906	1,082,231

Property operating expenses (2)	310,036	56,448	53,844	62,162	482,490
Asset management and tax credit expenses	—	—	—	15,779	15,779
Depreciation and amortization (2)	—	—	—	412,259	412,259
Provision for operating real estate impairment losses (2)	—	—	—	2,329	2,329
General and administrative expenses	—	—	—	56,640	56,640
Other expenses, net	—	—	—	14,731	14,731
Restructuring costs	—	—	—	11,241	11,241

Total operating expenses	310,036	56,448	53,844	575,141	995,469

Net operating income (loss)	476,582	65,909	64,506	(520,235)	86,762
Other items included in continuing operations	—	—	—	(286,442)	(286,442)

Income (loss) from continuing operations	$476,582	$65,909	$64,506	$(806,677)	$(199,680)

Year Ended December 31, 2008:
Rental and other property revenues (2)	$787,627	$117,511	$117,828	$6,303	$1,029,269
Asset management and tax credit revenues	—	—	—	98,830	98,830

Total revenues	787,627	117,511	117,828	105,133	1,128,099

Property operating expenses (2)	306,984	56,350	53,325	77,404	494,063
Asset management and tax credit expenses	—	—	—	24,784	24,784
Depreciation and amortization (2)	—	—	—	361,661	361,661
Provision for impairment losses on real estate development assets	—	—	—	91,138	91,138
General and administrative expenses	—	—	—	80,376	80,376
Other expenses, net	—	—	—	21,674	21,674
Restructuring costs	—	—	—	22,802	22,802

Total operating expenses	306,984	56,350	53,325	679,839	1,096,498

Net operating income (loss)	480,643	61,161	64,503	(574,706)	31,601
Other items included in continuing operations	—	—	—	(149,344)	(149,344)

Income (loss) from continuing operations	$480,643	$61,161	$64,503	$(724,050)	$(117,743)

(1)
Represents adjustments for the noncontrolling interests in consolidated real estate partnerships’ share of the results of our consolidated properties, which are excluded from our measurement of segment performance but included in the related consolidated amounts, and our share of the results of operations of our unconsolidated real estate partnerships, which are included in our measurement of segment performance but excluded from the related consolidated amounts.

(2)
Our chief operating decision maker assesses the performance of our conventional and affordable real estate operations using, among other measures, proportionate property net operating income, which excludes depreciation and amortization, provision for operating real estate impairment losses, property management revenues (which are included in rental and other property revenues) and property management expenses and casualty gains and losses (which are included in property operating expenses). Accordingly, we do not allocate these amounts to our segments.

During the years ended December 31, 2010, 2009 and 2008, for continuing operations, our rental revenues include $125.0 million, $121.0 million and $113.5 million, respectively, of subsidies from government agencies, which exceeded 10% of the combined revenues of our conventional and affordable segments for each of the years presented.
The assets of our reportable segments on a proportionate basis, together with the proportionate adjustments to reconcile these amounts to the consolidated assets of our segments, and the consolidated assets not allocated to our segments are as follows (in thousands):

	2010	2009
Conventional	$5,492,437	$5,647,192
Affordable	886,874	966,703
Proportionate adjustments (1)	555,079	463,767
Corporate and other assets	444,176	828,806

Total consolidated assets	$7,378,566	$7,906,468

(1)
Proportionate adjustments for the noncontrolling interests in consolidated real estate partnerships’ share of the assets of our consolidated properties, which are excluded from our measurement of segment financial condition, and our share of the assets of our unconsolidated real estate partnerships, which are included in our measure of segment financial condition.

For the years ended December 31, 2010, 2009 and 2008, capital additions related to our conventional segment totaled $140.1 million, $208.0 million and $516.6 million, respectively, and capital additions related to our affordable segment totaled $35.2 million, $67.4 million and $148.6 million, respectively.